Mergers (Details Narrative) (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2014
Related Party Transaction [Line Items]
Common Stock, Shares Authorized	40,000,000	4,000	4,000	4,000
Common Stock, Shares, Issued		3,000	3,000	3,000
Met Life Insurance Company Of Connecticut
Related Party Transaction [Line Items]
Common Stock, Shares, Issued	30,000,000
Metropolitan Life Insurance Company
Related Party Transaction [Line Items]
Estimated fair value of invested assets transferred to affiliates	$ 6.3